Reconciliation of Significant Asset Balances	9 Months Ended
Sep. 30, 2011
Reconciliation of Significant Asset Balances [Abstract]
Reconciliation of Significant Asset Balances
14.  Reconciliation of Significant Asset Balances

The following is a reconciliation between KMP's significant asset balances as reported in KMP's Quarterly Report on Form 10-Q for the quarter ended September 30, 2011, incorporated by reference, and our consolidated asset balances as shown on our accompanying consolidated balance sheets (in millions):

	September 30, 2011	December 31, 2010
Property, plant and equipment, net–KMP	$15,344.1	$14,603.9
Purchase accounting adjustments associated with our investment in KMP	2,344.7	2,445.2
Property, plant and equipment, net–KMI	27.1	21.6
Property, plant and equipment, net	$17,715.9	$17,070.7

Investments–KMP	$3,272.5	$3,886.0
Purchase accounting adjustments associated with our investment in KMP	136.5	139.3
Investments–KMI	259.7	265.8
Investments	$3,668.7	$4,291.1

Goodwill–KMP	$1,303.3	$1,233.6
Purchase accounting adjustments associated with our investment in KMP	3,637.3	3,597.3
Goodwill	$4,940.6	$4,830.9